SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
SIGNIFICANT ACCOUNTING POLICIES
Raw materials	$ 1,274	$ 1,255	$ 1,276
Work in process	70	69	80
Finished goods	37	32	7
Inventory reserve	(785)	(785)	(758)
Total	$ 596	$ 571	$ 605